Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2020
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	$ 73,371	$ 78,938
Fair value derivative assets, netting	(55,148)	(56,164)
Derivative assets	18,223	22,774
Fair value of derivative liabilities, gross	80,639	81,894
Fair value derivative liabilities, netting	(62,144)	(61,827)
Derivative liabilities	18,495	20,067	[1]	$ 16,482
Designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	723	840
Fair value of derivative liabilities, gross	977	1,619
Designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	357,096	263,876
Fair value derivative assets, gross	639	670
Fair value of derivative liabilities, gross	570	579
Designated as hedging instrument [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	2,600	1,681
Fair value derivative assets, gross	24	9
Fair value of derivative liabilities, gross	12	25
Designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	4,193	15,544
Fair value derivative assets, gross	60	161
Fair value of derivative liabilities, gross	395	1,015
Not designated as hedging instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value derivative assets, gross	72,648	78,098
Fair value of derivative liabilities, gross	79,662	80,275
Not designated as hedging instrument [Member] | Interest rate contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	10,409,720	10,222,027
Fair value derivative assets, gross	31,806	40,416
Fair value of derivative liabilities, gross	36,312	42,894
Not designated as hedging instrument [Member] | Commodity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	88,491	96,001
Fair value derivative assets, gross	2,717	5,991
Fair value of derivative liabilities, gross	2,734	3,420
Not designated as hedging instrument [Member] | Equity contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	438,458	393,753
Fair value derivative assets, gross	13,305	9,573
Fair value of derivative liabilities, gross	13,810	8,254
Not designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	2,273,383	1,513,363
Fair value derivative assets, gross	24,707	22,052
Fair value of derivative liabilities, gross	26,762	25,671
Not designated as hedging instrument [Member] | Credit contracts [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	60,439	45,649
Fair value derivative assets, gross	113	66
Fair value of derivative liabilities, gross	$ 44	$ 36

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).